Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

The Board of Directors of

Parkmore Point RMBS 2022-1 PLC

1 Bartholomew Lane

London

EC2N 2AX

(the “Issuer”)

The Board of Directors of

Parkmore Point Ltd

1 Bartholomew Lane

London

EX2N 2AX

(the “Seller”)

Goldman Sachs International

Plumtree Court

25 Shoe Lane

London

EC4A 4AU

(the “Arranger”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

29 July 2022

Dear Sirs/Madams,

PROPOSED ISSUE BY PARKMORE POINT RMBS 2022-1 PLC OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE OR FIXED RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller and the sufficiency of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed upon Procedures”).

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The Issuer provided us with a data file ’Parkmore BoE Feb22.csv’ (the “First Pool Run”) containing information of the 4,263 loans in the Loan Pool as at 28 February 2022 (the “Cut-off Date”).

A random sample of 445 loans was selected from the First Pool Run using the following sampling approach (the “Sample”).

The Issuer then provided the data file ‘RSSD-3952 v3 160522.xlsx’ containing additional information for each loan in the Sample as at the Cut-off Date and the data files ‘Interest Rates as of 2022.04.30 (Hammer).xlsx’ and ‘Base rates 11.05.22’ containing interest rate information for each loan in the Sample as at 30 April 2022 (and together with the First Pool Run, the “Sample Pool”).

We have carried out the Agreed upon Procedures on the Sample Pool during the period 5 May 2022 to 14 July 2022.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in sections 2 and 3 below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was offer letter, valuation report, letter from the valuer, Land Registry print or the Case Management System (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the Loan Pool contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the Loan Pool and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Borrower(s) Name

For each loan shown in the Sample Pool, we confirmed whether the borrower(s) name substantially agreed with that shown on the offer letter or, Land Registry print, or where the offer letter or Land Registry print are not available, to the System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower(s) name shown on the Sample Pool agreed to the offer letter or Land Registry print, or where the offer letter or Land Registry print are not available, to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.	Property address

For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the offer letter, valuation report or Land Registry print or where the offer letter, valuation report or Land Registry print are not available, to the System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the Sample Pool agreed to the offer letter, valuation report or Land Registry print, or where the offer letter, valuation report or Land Registry print are not available, to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.	Original Valuation Amount

For each loan shown in the Sample Pool, we confirmed whether the original valuation amount agreed to that shown on the valuation report or a letter from the valuer confirming the valuation in the file(s) relating to each mortgage loan, to within £100, or, where the valuation report is not available, to the system. We found that the original valuation amount shown on the Sample Pool agreed to the above, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.	Original Valuation Date

For each loan shown in the Sample Pool, we confirmed whether the original valuation date agreed to within +6 months with that shown on the valuation report or a letter from the valuer confirming the valuation in the file(s) relating to each mortgage loan, or, where the valuation report is not available, to the System. We found that the original valuation date shown on the Sample Pool agreed to the above, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.	Original Valuation Type

For each loan shown in the Sample Pool, we confirmed whether the original valuation type agreed to the valuation report, or, where the valuation report is not available, to the system. We found that the valuation type shown on the Sample Pool agreed to the original valuation report, or, where the valuation report is not available, to the system, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.	Loan Origination Date

For each loan in the Sample Pool, we confirmed whether the date of origination agreed to within +3 month with that shown on the offer letter or where the offer letter is not available to the System. We found that the date of origination shown on the Sample Pool agreed to within +3 month to the offer letter or where the offer letter is not available to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7.	Loan Maturity Date

For each loan in the Sample Pool, we confirmed whether the date of maturity agreed to within +3 month with that shown on the System. We found that the date of maturity shown on the Sample Pool agreed to within +3 month to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.	Original Loan Balance

For each loan shown in the Sample Pool, we confirmed whether the original loan balance agreed to that shown on the offer letter or where the offer letter is not available to the System. We found that the original loan balance shown on the Sample Pool agreed to the offer letter or where the offer letter is not available to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type agreed with that shown on the System. We found that the repayment type shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.	Current Interest Rate Index

For each loan in the Sample Pool, we confirmed whether the current interest rate index agreed with that shown on the System. We found that the current interest rate index shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.	Current Interest Rate Margin

For each loan in the Sample Pool, we confirmed whether the current interest rate margin agreed with that shown on the System. We found that the current interest rate margin shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12.	Current Interest Rate Type

For each loan in the Sample Pool, we confirmed whether the current interest rate type agreed with that shown on the System. We found that the current interest rate type shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.	Current Interest Rate

For each loan in the Sample Pool, we confirmed whether the current interest rate agreed with that shown on the System. We found that the current interest rate shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14.	Current balance

For each loan shown in the Sample Pool, we confirmed whether the current balance as at the Cut-off Date agreed to that shown on the System. We found that the current balance shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Next Scheduled Payment (payment due)

For each loan in the Sample Pool, we confirmed whether the next scheduled payment (payment due) agreed with that shown on the System. We found that the next scheduled payment (payment due) shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16.	Arrears balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance as at Cut-off Date agreed to that shown on the System. We found that the arrears balance shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.	Payment Frequency

For each loan shown in the Sample Pool, we confirmed whether the payment frequency agreed to that shown on the System. We found that the payment frequency shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.	Primary Borrower Year of Birth

For each loan shown in the Sample Pool, we confirmed whether the primary borrower year of birth agreed to that shown on the System. We found that the primary borrower year of birth shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19.	Bankruptcy Flag

For each loan shown in the Sample Pool, we confirmed whether the bankruptcy flag (where applicable) agreed to that shown on the System. We found that the bankruptcy flag (where applicable) shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20.	Date of Default

For each loan shown in the Sample Pool, we confirmed whether the date of default (where applicable) agreed to that shown on the System. We found that the date of default (where applicable) shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21.	Occupancy status

For each loan shown in the Sample Pool, we confirmed whether the occupancy status agreed to that shown on the System. We found that the occupancy status shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.	Non-Statistical Agreed upon Procedures

We have provided the results of the following procedure in section 3 of the report on a non-statistical basis.

3.1	Lien

For each loan in the Sample Pool with a property address in England or Wales, we confirmed whether Pepper (UK) Limited held the first charge or second charge as shown on the Land Registry print. We found that Pepper (UK) Limited held the first charge or second charge as shown on the Land Registry print, with no exception.

4. Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

5.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 19 July 2022, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP